FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Items of income, expenses, gains or losses resulting from financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Items of income, expenses, gains or losses resulting from financial instruments
Total interest income for financial assets that are not measured at FVTPL	€ 860	€ 9,499
Financial liabilities - FLAC, Interest	(4,863)	(9,988)
Financial assets and liabilities - FVTPL, Fair value	1,028
Total income, expenses, gains or losses resulting from financial instruments	(2,975)	(489)
Financial instruments that are not measured at FVTPL
Total interest income for financial assets that are not measured at FVTPL	860	9,499
Total interest expense for financial liabilities that are not measured at FVTPL	4,863	9,988
Interest
Items of income, expenses, gains or losses resulting from financial instruments
Total interest income for financial assets that are not measured at FVTPL	860	9,499
Financial liabilities - FLAC, Interest	(4,863)	(9,988)
Total income, expenses, gains or losses resulting from financial instruments	(4,003)	(489)
Financial instruments that are not measured at FVTPL
Total interest income for financial assets that are not measured at FVTPL	860	€ 9,499
Fair value
Items of income, expenses, gains or losses resulting from financial instruments
Financial assets and liabilities - FVTPL, Fair value	1,028
Total income, expenses, gains or losses resulting from financial instruments	€ 1,028